BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED OCTOBER 30, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
MFS® Value Portfolio
Effective November 1, 2026 (“Effective Date”), Steven Gorham will serve as a portfolio manager of MFS® Value Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. As of September 30, 2026, Mr. Gorham did not beneficially own any equity securities of the Portfolio. As of the Effective Date, Ms. Cannan will no longer serve as portfolio manager of the Portfolio. As of the Effective Date, all references to Ms. Cannan in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
As of the Effective Date, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Thomas Crowley, Investment Officer of MFS, has been a portfolio manager of the Portfolio since 2024. Steven Gorham, Investment Officer of MFS, has been a portfolio manager of the Portfolio since November 2026. Mr. Gorham was previously a portfolio manager of the Portfolio from 2008 to 2020.
As of the Effective Date, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the last paragraph of the section is deleted in its entirety and replaced with the following:
Thomas Crowley has been a co-manager of the Portfolio since 2024 and Steven Gorham has been a co-manager of the Portfolio since November 2026. Mr. Gorham was previously a portfolio manager of the Portfolio from 2008 to 2020. Mr. Crowley is an Investment Officer of MFS and has been employed in the investment area of MFS since 2007. Mr. Gorham is an Investment Officer of MFS and has been employed in the investment area of MFS since 1992.
As of the Effective Date, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Mr. Gorham is amended as follows:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Steven Gorham[1] MFS® Total Return Portfolio, MFS® Value Portfolio	Registered Investment Companies	8	$18,119,672,043	0	N/A
	Other Pooled Investment Vehicles	6	$2,294,371,069	0	N/A
	Other Accounts	15	$11,736,135,223	0	N/A
1 Other accounts managed information is as of September 30, 2026.
As of the Effective Date, in Appendix C of the SAI, the first sentence in the fifth paragraph of the Portfolio’s “Compensation” section is deleted in its entirety and replaced with the following:
With respect to Messrs. Marston, Gorham, Munko, and Crowley, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

As of the Effective Date, in Appendix C of the SAI, the reference to Mr. Gorham in the table of the sixth paragraph of the Portfolio’s “Compensation” section is amended as follows:
Portfolio Manager	Portfolio(s)	Benchmark(s)
Steven Gorham[2]	MFS® Total Return Portfolio MFS® Value Portfolio	Standard & Poor’s 500 Stock Index Russell 1000® Value Index

2 Became a portfolio manager of MFS® Value Portfolio after the date referenced above; therefore, information is as of September 30, 2026.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE